Maintenance rights and lease premium, net - Lease premium assets (Details) - Lease premium, net - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of lease premium [Line Items]
Gross carrying amount	$ 801,716	$ 907,995
Accumulated amortization	(405,208)	(447,744)
Net carrying amount	$ 396,508	$ 460,251